Expense Example - iShares MSCI Frontier and Select EM ETF - iShares MSCI Frontier 100 ETF	Dec. 30, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	$ 978